Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Land	$ 3,724	$ 3,724
Buildings	70,072	70,880
Computer equipment and software	550,119	500,135
Office furniture and fixtures	45,856	50,600
Laboratory equipment	56,217	59,946
Leasehold improvements	55,000	65,167
Motor vehicles	79	41
Property, plant and equipment, gross	781,067	750,493
Less accumulated depreciation and asset write offs	(419,883)	(400,173)
Property, plant and equipment (net)	$ 361,184	$ 350,320